Significant Accounting Policies (Details) - Schedule of liabilities measured at fair value - Fair value measurement using input Level 2 [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses and other liabilities:
Derivative instruments	$ (707)	$ (67)
Total liabilities	$ (707)	$ (67)